UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

811-23247

(Investment Company Act File Number)

XAI Octagon Floating Rate & Alternative Income Term Trust

(Exact Name of Registrant as Specified in Charter)

321 North Clark Street, Suite 2430

Chicago, IL 60654

(Address of Principal Executive Offices)

John P. McGarrity, Esq.

XA Investments LLC

321 North Clark Street, Suite 2430

Chicago, IL 60654

(Name and Address of Agent for Service)

(312) 374-6930

(Registrant’s Telephone Number)

Date of Fiscal Year End: September 30

Date of Reporting Period: October 1, 2017 - December 31, 2017

Item 1. Schedule of Investments.

XAI Octagon Floating Rate & Alternative Income Term Trust (XFLT)

Schedule of Investments

December 31, 2017 (Unaudited)

	Coupon(a)	Reference Rate & Spread	Maturity Date	Principal Amount	Value
CORPORATE BONDS - 3.35%* (2.24% of Total Investments)
Diversified Telecommunication Services - 0.51% (0.35% of Total Investments)
Consolidated Communications, Inc., Senior Unsecured	6.50%		10/01/2022	$250,000	$225,625
Frontier Communications Corp., Senior Unsecured	10.50%		09/15/2022	250,000	188,750
Total Diversified Telecommunication Services				500,000	414,375

Hotels, Restaurants & Leisure - 1.32% (0.88% of Total Investments)
Golden Nugget, Inc., Senior Unsecured(b)	8.75%		10/01/2025	1,000,000	1,047,656
Mattel, Inc., Senior Unsecured(b)	6.75%		12/31/2025	23,000	23,272
Total Hotels, Restaurants & Leisure				1,023,000	1,070,928

Pharmaceuticals - 1.08% (0.72% of Total Investments)
Valeant Pharmaceuticals International, Inc., Senior Unsecured(b)	9.00%		12/15/2025	400,000	416,880
Valeant Pharmaceuticals International, Inc., Senior Unsecured(b)	6.13%		04/15/2025	500,000	457,678
Total Pharmaceuticals				900,000	874,558

Internet Software & Services - 0.32% (0.21% of Total Investments)
Veritas US, Inc. / Veritas Bermuda, Ltd., Senior Unsecured(b)	10.50%		02/01/2024	250,000	260,625

Industrial Conglomerates - 0.12% (0.08% of Total Investments)
Williams Scotsman International, Inc., Senior Secured(b)	7.88%		12/15/2022	95,000	97,870

Total Corporate Bonds (Cost $2,641,075)				2,768,000	2,718,356

SECURED SECOND LIEN LOANS - 12.27% (8.19% of Total Investments)(c)
Chemicals - 0.29% (0.19% of Total Investments)
Utex Industries, Inc., Initial Term Loan	8.82%	1M US L + 7.25%	05/22/2022	250,000	236,457

Electronic Equipment, Instruments & Components - 0.31% (0.21% of Total Investments)
LTI Holdings, Inc., Initial Term Loan	10.32%	1M US L + 8.75%	05/16/2025	250,000	253,125

Hotels, Restaurants & Leisure - 2.53% (1.69% of Total Investments)
Affinity Gaming, LLC, Initial Term Loan	9.73%	3M US L + 8.25%	01/31/2025	392,857	397,112
Casablanca US Holdings, Inc., Initial Term Loan	10.38%	3M US L + 9.00%	03/31/2025	833,333	845,833
Golden Entertainment, Inc., Term B Facility Loan	8.51%	1M US L + 7.00%	10/20/2025	800,000	805,000
Total Hotels, Restaurants & Leisure				2,026,190	2,047,945

Insurance - 2.15% (1.44% of Total Investments)
Asurion, LLC, Replacement B-2 Term Loan	7.57%	1M US L + 6.00%	08/04/2025	1,700,000	1,745,152

Media - 1.49% (1.00% of Total Investments)
MediArena Acquisition B.V., Dollar Term B Loan	10.34%	3M US L + 9.00%	08/13/2022	500,000	485,250
Red Ventures, LLC & New Imagitas, Inc., Term Loan	9.57%	1M US L + 8.00%	11/08/2025	725,000	722,738
Total Media				1,225,000	1,207,988

	Coupon(a)	Reference Rate & Spread	Maturity Date	Principal Amount	Value
SECURED SECOND LIEN TERM LOANS (continued)
Real Estate Investment Trusts (REITs) - 1.08% (0.72% of Total Investments)
Capital Automotive LP, New Term Loan	7.57%	1M US L + 6.00%	03/17/2025	$850,000	$871,250

Software - 4.26% (2.84% of Total Investments)
Finastra Group Holdings Limited, Dollar Term Loan	8.73%	3M US L + 7.25%	06/13/2025	1,700,000	1,700,425
McAfee, LLC, Initial Term Loan	10.07%	1M US L + 8.50%	09/29/2025	1,000,000	1,000,630
Micro Holding Corp. & MH Sub I, LLC, Term Loan	9.09%	3M US L + 7.50%	08/16/2025	750,000	750,938
Total Software				3,450,000	3,451,993

Transportation Infrastructure - 0.16% (0.10% of Total Investments)
Direct Chassislink, Inc., Term Loan(d)	N/A	L + 6.00%	06/15/2023	123,711	125,567

Total Secured Second Lien Loans (Cost $9,937,264)				9,874,901	9,939,477

SENIOR SECURED FIRST LIEN LOANS - 60.41% (40.32% of Total Investments)(c)
Aerospace & Defense - 0.96% (0.64% of Total Investments)
Constellis Holdings, LLC, Term B Loan	6.69%	3M US L + 5.00%	04/21/2024	770,254	777,957

Auto Components - 1.37% (0.92% of Total Investments)
Bright Bidco B.V., Term B Loan	6.19%	1M US L + 4.50%	06/30/2024	698,246	702,316
Navistar, Inc., Tranche B Term Loan	4.90%	1M US L + 3.50%	11/06/2024	407,718	408,864
Total Auto Components				1,105,964	1,111,180

Automobiles - 0.62% (0.41% of Total Investments)
Truck Hero, Inc., Initial Term Loan	5.64%	3M US L + 4.00%	04/21/2024	498,747	498,592

Beverages - 0.54% (0.36% of Total Investments)
Sunshine Investments BV, Facility B3 Loan(d)	N/A	L + 3.25%	03/31/2025	440,238	438,587

Building Products - 0.87% (0.58% of Total Investments)
SRS Distribution, Inc., Term B-4 Loan	4.94%	3M US L + 3.25%	08/25/2022	698,219	700,837

Chemicals - 0.58% (0.39% of Total Investments)
Utex Industries, Inc., Initial Term Loan(d)	5.57%	L + 4.00%	05/22/2021	478,966	468,587

Communications Equipment - 1.80% (1.20% of Total Investments)
Global Tel Link Corp., Term Loan(d)	N/A	L + 4.00%	05/22/2020	466,667	467,544
Intelsat Jackson Holdings S.A., Term B-4 Loan(d)	N/A	L + 4.50%	01/02/2024	253,165	255,960
Mitel US Holdings, Inc., Incremental Term Loan(d)	N/A	L + 3.75%	09/25/2023	725,000	730,742
Total Communications Equipment				1,444,832	1,454,246

Construction & Engineering - 0.93% (0.62% of Total Investments)
Brand Energy & Infrastructure Services, Initial Term Loan	5.61%	3M US L + 4.25%	06/21/2024	747,494	749,923

Diversified Financial Services - 1.74% (1.16% of Total Investments)
Deerfield Holdings Corp., Term B Loan(d)	N/A	L + 3.25%	12/04/2024	500,000	500,625
Pi US Mergerco, Facility B1 Loan(d)	N/A	L + 3.50%	12/15/2024	433,498	432,956
VFH Parent, LLC, Initial Term Loan	5.13%	3M US L + 3.75%	12/30/2021	473,684	477,237
Total Diversified Financial Services				1,407,182	1,410,818

Diversified Telecommunication Services - 4.15% (2.77% of Total Investments)
Centurylink Escrow, LLC, Initial Term B Loan	4.32%	1M US L + 2.75%	01/31/2025	500,000	481,720
Frontier Commuunications, Term B-1 Loan	5.32%	1M US L + 3.75%	06/15/2024	498,747	477,550

	Coupon(a)	Reference Rate & Spread	Maturity Date	Principal Amount	Value
SENIOR SECURED FIRST LIEN TERM LOANS (continued)
Diversified Telecommunication Services (continued)
Liberty Cablevision of Puerto Rico, LLC, Term B Loan	4.86%	3M US L + 3.50%	01/07/2022	$132,065	$127,773
Neustar, Inc., Term B-2 Loan	5.15%	3M US L + 3.75%	08/08/2024	700,000	705,600
Radiate Holdco, LLC, Closing Date Term Loan(d)	N/A	L + 3.00%	02/01/2024	366,216	363,144
Syniverse Holdings, Inc., Initial Term Loan	4.57%	1M US L + 3.00%	04/23/2019	500,000	490,835
Wide Open West Finance, LLC, Refinancing Term B Loan	4.75%	1M US L + 3.25%	08/18/2023	723,188	715,731
Total Diversified Telecommunication Services				3,420,216	3,362,353

Electronic Equipment, Instruments & Components - 0.61% (0.41% of Total Investments)
LTI Holdings, Inc., Initial Term Loan	6.32%	1M US L + 4.75%	05/16/2024	492,513	494,359

Energy Equipment & Services - 2.24% (1.50% of Total Investments)
FTS International, LLC, Initial Term Loan	6.32%	1M US L + 4.75%	04/16/2021	423,410	412,401
Seadrill Partners Finco, LLC, Initial Term Loan	4.69%	3M US L + 3.00%	02/21/2021	1,745,455	1,405,091
Total Energy Equipment & Services				2,168,865	1,817,492

Health Care Providers & Services - 3.34% (2.23% of Total Investments)
AMGH Holding Corp., New Term Loan	5.67%	3M US L + 4.00%	04/28/2022	972,537	971,807
Community Health Systems, Inc., Incremental Term H Loan	4.48%	3M US L + 3.00%	01/27/2021	221,290	210,885
Diplomat Pharmacy, Inc., Initial Term B Loan(d)	N/A	L + 4.50%	12/20/2024	279,503	280,901
Heartland Dental Care, LLC, Term Loan(d)	N/A	L + 4.75%	08/01/2023	500,000	506,565
Parexel International Corp., Initial Term Loan	4.57%	1M US L + 3.00%	09/27/2024	246,875	247,853
US Renal Care, Inc., Initial Term Loan	5.94%	3M US L + 4.25%	12/30/2022	498,728	490,833
Total Health Care Providers & Services				2,718,933	2,708,844

Hotels, Restaurants & Leisure - 3.04% (2.03% of Total Investments)
Amaya Gaming Group, Inc., Initial Term B-3 Loan	5.19%	3M US L + 3.50%	08/01/2021	498,721	501,215
CEC Entertainment, Term B Loan(d)	4.82%	L + 3.25%	02/12/2021	589,614	551,707
ClubCorp Holdings, Inc., Term B Loan	4.94%	3M US L + 3.25%	09/18/2024	215,152	215,858
Intrawest Resorts Holdings, Inc., Initial Term Loan	4.82%	1M US L + 3.25%	07/31/2024	475,000	478,268
Kingpin Intermediate Holdings, LLC, Initial Term Loan	5.73%	3M US L + 4.25%	07/03/2024	249,373	251,867
Town Sports International, Inc., Initial Term Loan	5.07%	1M US L + 3.50%	11/15/2020	498,701	465,977
Total Hotels, Restaurants & Leisure				2,526,562	2,464,892

Household Products - 0.62% (0.41% of Total Investments)
TKC Holdings, Inc., Initial Term Loan	5.67%	2M US L + 4.25%	02/01/2023	498,802	502,075

Independent Power/Renewable Electricity Producers - 0.41% (0.27% of Total Investments)
Compass Power Generation, LLC, Term Loan	5.39%	3M US L + 3.75%	12/20/2024	330,435	332,361

Industrial Conglomerates - 1.44% (0.96% of Total Investments)
Blout International, Inc., Initial Term Loan	5.61%	1M US L + 4.25%	04/12/2023	750,000	758,205
CIRCOR International, Inc., Initial Term Loan(d)	N/A	L + 3.50%	12/11/2024	407,489	405,961
Total Industrial Conglomerates				1,157,489	1,164,166

Insurance - 0.62% (0.41% of Total Investments)
Hyperion Refinance S.a.r.l, Initial Dollar Term Loan(d)	5.06%	L + 3.50%	12/20/2024	500,000	500,000

Internet Software & Services - 2.76% (1.84% of Total Investments)
Canyon Valor Companies, Inc., Initial Dollar Term Loan	5.94%	3M US L + 4.25%	06/16/2023	748,125	755,921
EIG Investors Corp., Refinancing Loan	5.46%	3M US L + 4.00%	02/09/2023	480,696	483,402

	Coupon(a)	Reference Rate & Spread	Maturity Date	Principal Amount	Value
SENIOR SECURED FIRST LIEN TERM LOANS (continued)
Internet Software & Services (continued)
Veritas US Inc., Initial Dollar Term B-1 Loan	6.19%	3M US L + 4.50%	01/27/2023	$997,487	$999,153
Total Internet Software & Services				2,226,308	2,238,476

IT Services - 4.82% (3.22% of Total Investments)
Avaya, Inc., Initial Term Loan(d)	N/A	L + 4.75%	12/13/2024	972,603	955,991
Convergeone Holdings Corp., Term Loan	6.45%	3M US L + 4.75%	06/20/2024	747,494	748,114
Optiv, Inc., Initial Term Loan	4.63%	3M US L + 3.25%	02/01/2024	772,990	721,780
SCS Holdings I, Inc., Term B Loan	5.82%	1M US L + 4.25%	10/30/2022	731,694	734,438
West Corporation, Term B Loan	5.35%	1M US L + 4.00%	10/10/2024	746,911	748,464
Total IT Services				3,971,691	3,908,787

Machinery - 0.57% (0.38% of Total Investments)
Husky Injection Molding Systems, Ltd., New Term Loan	4.82%	1M US L + 3.25%	06/30/2021	462,120	463,982

Media - 4.24% (2.83% of Total Investments)
Ancestry.com, Inc., Term Loan(d)	N/A	L + 3.25%	10/19/2023	490,566	492,558
Formula One, Facility B3 Loan	4.57%	1M US L + 3.00%	02/01/2024	700,000	703,353
Learfield Communications Holdings, Inc.
Incremental Term Loan(d)	N/A	L + 3.25%	12/01/2023	218,064	219,699
Initial Term Loan(d)	N/A	L + 3.25%	12/01/2023	29,968	30,155
MediArena Acquisition B.V., Dollar Term B Loan	7.09%	3M US L + 5.75%	08/13/2021	498,711	494,722
Red Ventures, LLC & New Imagitas, Inc., Term Loan	5.57%	1M US L + 4.00%	11/08/2024	997,500	995,754
William Morris Endeavor Entertainment, LLC & IMG Worldwide Holdings, LLC, Term Loan	4.64%	3M US L + 3.25%	05/06/2021	498,741	500,736
Total Media				3,433,549	3,436,977

Metals & Mining - 0.85% (0.56% of Total Investments)
Big River Steel, Closing Date Term Loan	6.69%	3M US L + 5.00%	08/23/2023	498,750	502,491
Oxbow Carbon, LLC, Tranche B Term Loan(d)	N/A	L + 3.75%	01/04/2023	181,818	182,727
Total Metals & Mining				680,568	685,218

Oil, Gas & Consumable Fuels - 1.18% (0.79% of Total Investments)
Citgo Holding, Inc., Term Loan(d)	N/A	L + 8.50%	05/12/2018	949,870	958,182

Personal Products - 1.30% (0.87% of Total Investments)
CNT Holdings III Corp., Term Loan	4.88%	2M US L + 3.25%	01/22/2023	498,741	481,285
Revlon Consumer Products Corp., Initial Term B Loan	5.07%	1M US L + 3.50%	09/07/2023	773,043	572,291
Total Personal Products				1,271,783	1,053,576

Pharmaceuticals - 2.38% (1.59% of Total Investments)
Endo Pharmaceuticals Holdings, Inc., Initial Term Loan	5.88%	1M US L + 4.25%	04/27/2024	997,494	1,002,481
HLF Financing US, LLC, Term Loan	7.07%	1M US L + 5.50%	02/15/2023	931,494	928,289
Total Pharmaceuticals				1,928,987	1,930,770

Professional Services - 0.92% (0.61% of Total Investments)
Tempo Acquisition, LLC, Initial Term Loan	4.57%	1M US L + 3.00%	05/01/2024	748,120	745,001

Road & Rail - 0.91% (0.61% of Total Investments)
YRC Worldwide, Inc., Term B-1 Loan	10.07%	1M US L + 8.50%	07/26/2022	744,009	740,021

Software - 7.59% (5.07% of Total Investments)
Blackboard, Inc., Term B-4 Loan	6.35%	3M US L + 5.00%	06/30/2021	498,737	493,281

	Coupon(a)	Reference Rate & Spread	Maturity Date	Principal Amount	Value
SENIOR SECURED FIRST LIEN TERM LOANS (continued)
Software (continued)
Cvent, Inc., Term B Loan	5.32%	1M US L + 3.75%	11/29/2024	$221,343	$221,343
Digicert Holdings, Inc., Term Loan	6.13%	3M US L + 4.75%	10/31/2024	1,000,000	1,012,080
Finastra Group Holdings Limited, Dollar Term Loan	4.98%	3M US L + 3.50%	06/13/2024	748,125	749,943
Greeneden U.S. Holdings II, LLC, Initial Dollar Term B-2 Loan	5.44%	3M US L + 3.75%	12/01/2023	750,000	753,750
Idera, Inc., Initial Term Loan	6.57%	1M US L + 5.00%	06/29/2024	498,771	497,524
Legalzoom.com, Inc., Initial Term Loan(d)	5.94%	L + 4.50%	11/21/2024	566,288	564,872
McAfee, LLC, Term Loan(d)	6.07%	L + 4.50%	09/30/2024	859,044	855,668
Micro Holding Corp. & MH Sub I, LLC, Term Loan	5.34%	3M US L + 3.75%	08/16/2024	498,750	499,872
Project Leopard Holdings, Inc., Term Loan	7.19%	3M US L + 5.50%	07/07/2023	498,750	501,558
Total Software				6,139,808	6,149,891

Specialty Retail - 3.80% (2.53% of Total Investments)
J Crew Group, Inc., Amended Term Loan	4.72%	3M US L + 3.22%	03/05/2021	2,001,019	1,194,608
Office Depot, Inc., Initial Term Loan(d)	8.40%	L + 7.00%	11/08/2022	686,910	688,628
Payless, Inc.
Tranche A-1 Term Loan(d)	N/A	L + 8.00%	02/10/2022	363,467	359,832
Tranche A-2 Term Loan(d)	N/A	L + 9.00%	08/10/2022	650,000	613,437
Petsmart, Inc., Term B-2 Loan	4.57%	1M US L + 3.00%	03/05/2022	274,297	218,667
Total Specialty Retail				3,975,692	3,075,172

Technology Hardware, Storage & Peripherals - 0.61% (0.41% of Total Investments)
Oberthur Technologies of America Corp., Facility B1 Loan	5.44%	3M US L + 3.75%	01/10/2024	498,744	492,509

Textiles, Apparel & Luxury Goods - 1.06% (0.71% of Total Investments)
Varsity Brands Holding Co., Inc., Initial Term Loan(d)	N/A	L + 3.50%	12/15/2024	851,351	855,608

Wireless Telecommunication Services - 1.54% (1.03% of Total Investments)
Digicel International Finance, Ltd., Initial Term B Loan	5.31%	1M US L + 3.75%	05/25/2024	498,750	500,620
Sable International Finance, Ltd. & Coral US Co-Borrower, LLC, Term B-3 Loan	5.07%	1M US L + 3.50%	01/31/2025	750,000	750,353
Total Wireless Telecommunication Services				1,248,750	1,250,973

Total Senior Secured First Lien Loans (Cost $48,996,690)				50,537,062	48,942,412

CLO DEBT(c)- 24.64% (16.44% of Total Investments)
Apidos, Series 2017-28A(b)		3M US L + 5.50%	01/20/2031	1,000,000	1,000,000
Babson, Ltd., Series 2013-IA(b)		3M US L + 5.20%	01/20/2028	250,000	247,500
Carlyle Global Market Strategies, Ltd.
Series 2017-2A(b)		3M US L + 5.25%	01/18/2029	1,000,000	1,000,000
Series 2017-3A(b)		3M US L + 5.50%	10/15/2030	2,500,000	2,500,093
CIFC Funding, Ltd.
Series 2012-2RA(b)		3M US L + 5.45%	01/20/2028	1,000,000	990,705
Series 2015-1A(b)		3M US L + 6.00%	01/22/2031	500,000	500,000
Series 2017-2A(b)		3M US L + 5.95%	04/20/2030	500,000	505,623
Series 2017-5A(b)		3M US L + 6.10%	11/16/2030	1,000,000	999,252
Dryden, Ltd., Series 2018-53A(b)		3M US L + 5.30%	01/15/2031	1,000,000	1,000,000
Goldentree Loan Opportunities, Ltd., Series 2017-11A(b)		3M US L + 5.40%	01/18/2031	750,000	750,000
GoldentTree Loan Management, Ltd., Series 2017-1A(b)		3M US L + 5.60%	04/20/2029	1,000,000	903,371
Highbridge Loan Management, Ltd.
Series 2017-11A(b)		3M US L + 7.85%	05/06/2030	1,000,000	995,684
Series 2014-3A(b)		3M US L + 6.50%	07/18/2029	1,000,000	1,024,271

	Coupon(a)	Reference Rate & Spread		Maturity Date	Principal Amount	Value
CLO DEBT(c) (continued)
Madison Park Funding, Ltd., Series 2017-17A(b)		3M US L + 7.48%		07/21/2030	$1,000,000	$973,759
Marble Point, Ltd., Series 2017-1A(b)		3M US L + 5.60%		12/18/2030	1,000,000	989,066
Neuberger Berman, Ltd., Series 2017-14A(b)		3M US L + 6.45%		01/28/2030	1,000,000	1,015,772
OHA Credit Partners, Ltd., Series 2017-15A(b)		3M US L + 5.30%		01/20/2030	500,000	494,917
OZLM Funding, Ltd., Series 2012-1A(b)		3M US L + 6.67%		07/23/2029	1,000,000	1,021,223
Sound Point, Ltd., Series 2017-4A(b)		3M US L + 5.50%		01/20/2031	500,000	500,000
Symphony, Ltd., Series 2016-18A(b)		3M US L + 6.35%		01/23/2028	1,000,000	1,028,610
THL Credit Wind River, Series 2017-4A(b)		3M US L + 5.80%		11/20/2030	500,000	499,956
Voya, Ltd., Series 2013-1A(b)		3M US L + 6.48%		10/15/2030	1,000,000	1,022,529
Total CLO(c) Debt (Cost $19,930,851)						19,962,331

CLO EQUITY(c)(e)- 46.83% (31.25% of Total Investments)
Anchorage Capital, Ltd., Series 2014-3A(b)		Estimated yield of 15.34%		04/28/2026	2,000,000	1,106,964
Apidos, Series 2017-28A(b)		Estimated yield of 10.39%		01/20/2031	3,500,000	3,237,500
Ares, Ltd., Series 2017-46A(b)(f)		Estimated yield of 12.77	%(f)	01/15/2030	4,050,000	3,888,000
Carlyle Global Market Strategies, Ltd., Series 2013-1A(b)		Estimated yield of 12.07%		08/14/2030	3,500,000	2,811,147
CIFC Funding, Ltd., Series 2017-5A(b)		Estimated yield of 12.32%		11/16/2030	3,000,000	2,787,081
Dryden, Ltd., Series 2014-34A(b)		Estimated yield of 07.93%		10/15/2026	5,000,000	2,706,225
Goldentree Loan Opportunities, Ltd., Series 2015-11A(b)		Estimated yield of 14.15%		04/18/2027	2,500,000	1,777,000
Madison Park Funding, Ltd., Series 2015-18A(b)		Estimated yield of 06.90%		10/21/2027	4,000,000	3,920,552
Marble Point, Ltd., Series 2017-2A(b)		Estimated yield of 11.63%		12/18/2030	3,000,000	2,718,300
OZLM, Ltd.
Series 2017-16A(b)		Estimated yield of 09.03%		05/16/2030	1,250,000	1,138,435
Series 2017-19A(b)		Estimated yield of 12.20%		11/22/2030	3,500,000	3,238,921
RR 1, LLC, Series 2017-1A(b)		Estimated yield of 11.18%		07/15/2029	4,500,000	4,014,067
Taconic Park, Series 2016-1A(b)		Estimated yield of 14.44%		01/20/2029	4,000,000	3,152,864
Voya, Ltd., Series 2017-4A(b)		Estimated yield of 10.56%		10/15/2030	1,500,000	1,442,708
Total CLO Equity(c)(e) (Cost $38,470,208)						37,939,764
					Shares
MONEY MARKET MUTUAL FUNDS - 2.34% (1.56% of Total Investments)
Invesco Short Term Investments Trust Treasury Portfolio, Institutional Class
(1.176% 7-Day Yield)					1,893,449	1,893,449
Total Money Market Mutual Funds (Cost $1,893,449)					1,893,449	1,893,449

Total Investments - 149.84% (Cost $121,869,537)						121,395,789
Liabilities in Excess of Other Assets - (1.87)%						(1,511,203)
Leverage Facility - (47.97)%						(38,865,000)
Net Assets - 100.00%						$81,019,586

*	Amounts above are shown as a percentage of net assets as of December 31, 2017.

(a)	The rate shown is the coupon as of the end of the reporting period.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Total market value of Rule 144A securities amounts to $60,206,076, which represents approximately 74.31% of net assets as of December 31, 2017. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration.
(c)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at December 31, 2017. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(d)	All or a portion of this position has not settled as of the period end. The interest rate shown represents the stated spread over the London Interbank Offered Rate ("LIBOR" or "L") or the applicable LIBOR floor; the Fund will not accrue interest until the settlement date, at which point LIBOR will be established when the loan settles.
(e)	CLO subordinated notes and income notes are considered CLO equity positions. CLO equity positions are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses. The effective yield is estimated based upon the current projection of the amount and timing of these recurring distributions in addition to the estimated amount of terminal principal payment. Effective yields for the Company's CLO equity positions are updated generally once a quarter or on a transaction such as a partial sale, add-on purchase, refinancing or reset. The estimated yield and investment cost may ultimately not be realized.
(f)	This security is unsettled and does not accrue interest until the settle date.

XAI Octagon Floating Rate & Alternative Income Term Trust (XFLT)

Notes to Quarterly Schedule of Investments

December 31, 2017 (Unaudited)

1. ORGANIZATION

XAI Octagon Floating Rate & Alternative Income Term Trust (the "Trust") is a newly-organized, diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust commenced operations on September 27, 2017.

XA Investments LLC serves as the investment adviser to the Trust and is responsible for overseeing the Trust's overall investment strategy and its implementation. Octagon Credit Investors, LLC, serves as the investment sub-adviser of the Trust and is responsible for investing the Trust's assets.

The investment objective of the Trust is to seek attractive total return with an emphasis on income generation across multiple stages of the credit cycle. There can be no assurance that the Trust will achieve its investment objective, and an investor could lose some or all of its investment.

The Trust seeks to achieve its investment objective by investing in a dynamically managed portfolio of opportunities primarily within the private credit markets. Under normal market conditions, the Trust will invest at least 80% of its Managed Assets (as defined in the Trust's Prospectus dated September 27, 2017) in floating rate credit instruments and other structured credit investments.

2. SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates: The preparation of the schedule of investments in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the schedule of investments during the period reported. Actual amounts may differ from those estimates, and the valuations reflected in the schedule of investments may differ from the value the Trust ultimately realizes upon sale of the holdings. The Trust is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The schedule of investments has been prepared as of the close of the New York Stock Exchange ("NYSE") on December 29, 2017.

Portfolio Valuation: The net asset value per common share of the Trust is determined daily, on each day that there is a regular trading session on the NYSE as of the close of regular trading. The Trust's net asset value per common share is calculated by dividing the value of the Trust's total assets, less its liabilities, by the number of shares outstanding and rounding the result to the nearest full cent.

Securities Transactions and Investment Income: Investment security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the identified cost basis method for financial reporting purposes.

Fair Value Measurements: The Trust discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Trust's investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Trust has the ability to access at the measurement date;
Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 –	Significant unobservable prices or inputs (including the Trust's own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Trust's investments as of December 31, 2017:

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds	$–	$2,718,356	–	$2,718,356
Secured Second Lien Term Loans	–	9,939,477	–	9,939,477
Senior Secured First Lien Term Loans	–	48,942,412	–	48,942,412
CLO Debt	–	–	19,962,331	19,962,331
CLO Equity	–	–	37,939,764	37,939,764
Short Term Investments	1,893,449	–	–	1,893,449
Total	$1,893,449	$61,600,245	$57,902,095	$121,395,789

The Trust recognizes transfers between the levels as of the end of the period. For the period ended December 31, 2017, the Trust did not have any transfers between Level 1 and Level 2 securities.

The changes of the fair value of investments for which the Trust has used Level 3 inputs to determine the fair value are as follows:

	CLO Debt	CLO Equity	Total
Beginning balance at September 30, 2017	$-	$-	$-
Purchases of investments	20,426,125	38,444,650	58,870,775
Proceeds from sales or maturity of investments	(500,000)	-	(500,000)
Net accretion of discounts on securities	749	25,558	26,307
Net realized gains (losses)	3,977	-	3,977
Net change in unrealized appreciation (depreciation)	31,480	(530,444)	(498,964)
Balance as of December 31, 2017	$19,962,331	$37,939,764	$57,902,095

Change in unrealized appreciation (depreciation) on investments still held as of December 31, 2017	$31,480	$(530,444)	$(498,964)

The following table summarizes the quantitative inputs and assumptions used for investments categorized in Level 3 of the fair value hierarchy as of the end of the reporting period. In addition to the techniques and inputs noted in the table below, according to the Trust's valuation policy, the Adviser may use other valuation techniques and methodologies when determining the Trust's fair value measurements as provided for in the valuation policy and approved by the Board. The table below is not intended to be all-inclusive, but rather provides information on the significant Level 3 inputs as they relate to the fair value measurements as of the end of the reporting period.

	Quantitative Information about Level 3 Value Measurements
Assets	Value as of December 31, 2017	Valuation Methodologies	Unobservable Input	Range/Weighted Average(2)
CLO Debt	19,962,331	Market Quotes	NBIB(1)	90.34 - 102.90 / 99.81
CLO Equity	37,939,764	Market Quotes	NBIB(1)	54.12 – 98.01 / 83.75
Total Level 3 assets	57,902,095

(1)	The Trust generally uses non-binding indicative bid ("NBIB") prices provided by an independent pricing service or broker on or near the valuation date as the primary basis for the fair value determination for CLO debt and equity investments, which may be adjusted for pending equity distributions as of the valuation date. These bid prices are non-binding, and may not be determinative of fair value.

(2)	Weighted averages are calculated based on the value of investments on December 31, 2017.

Significant increases or decreases in any of the unobservable inputs in isolation my result in a significantly lower or higher fair value measurement.

Loan Participations and Assignments: The Trust may invest in loans arranged through private negotiation between one or more financial institutions. The Trust's investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Trust generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Trust may not benefit directly from any collateral supporting the loan in which they have purchased the participation.

While some loans are collateralized and senior to an issuer's other debt securities, other loans may be unsecured and/or subordinated to other securities. Some loans may be considered illiquid, and are generally less liquid than exchange-traded debt instruments.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

XAI OCTAGON FLOATING RATE & ALTERNATIVE INCOME TERM TRUST

By:	(Signature and Title)	/s/ Theodore J. Brombach
Theodore J. Brombach
Date:	February 28, 2018	President and Chief Executive Officer
(principal executive officer)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	(Signature and Title)	/s/ Theodore J. Brombach
Theodore J. Brombach
Date:	February 28, 2018	President and Chief Executive Officer
(principal executive officer)

By:	(Signature and Title)	/s/ John “Yogi” Spence
John “Yogi” Spence
Date:	February 28, 2018	Treasurer and Chief Financial Officer
(principal financial officer)